Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	SCT Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average SCT Total for non-PEO NEOs(2)	Average CAP for non-PEO NEOs(3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return	Net Income
2026	$21,546,331	$21,044,456	$4,044,431	$4,987,179	$9.34	$(73,379,021)
2025	$1,598,997	$3,266,553	$624,940	$632,879	$5.35	$(46,765,428)
2024	$3,562,483	$(1,497,729)	$1,119,833	$(366,692)	$4.13	$(52,501,824)

Named Executive Officers, Footnote [Text Block]

(1)	Our principal executive officer (“PEO”) for the fiscal years ended June 30, 2026, 2025 and 2024 was Mr. Melsert. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Melsert for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)	The non-PEO NEOs for the year ended June 30, 2026 were Mr. Wu, Mr. Jolcover, and Mr. Flores. The non-PEO NEOs for the years ended June 30, 2025 and 2024 were Mr. Deutsch, Mr. Wu and Mr. Jolcover. The dollar amounts reported in this column are the average of the amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(3)	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	[1]	$ 21,546,331	$ 1,598,997	$ 3,562,483
PEO Actually Paid Compensation Amount	[2]	$ 21,044,456	3,266,553	(1,497,729)
Adjustment To PEO Compensation, Footnote [Text Block]

2026 SCT Total Compensation to CAP Reconciliation

	Fiscal Year Ended	PEO or Non-PEO		To Calculate Executive CAP
Name	June 30	NEO	SCT Total	Deducted(1)	Added(1)	CAP
Ryan Melsert	2026	PEO	$21,546,331	$(20,474,456)	$19,972,581	$21,044,456
Steven Wu	2026	NEO	$10,865,944	$(10,218,319)	$11,885,674	$12,533,299
Scott Jolcover	2026	NEO	$1,071,981	$(688,881)	$1,883,208	$2,266,308
Alejandro Flores Arteaga	2026	NEO	$195,368	$(77,176)	$43,740	$161,931

(1)	Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.

Relationship Between CAP and Financial Measures

There is an important timing difference to consider when comparing the SCT to CAP. The Company generally grants stock awards in the first quarter of its fiscal year, typically following the completion and filing of the Annual Report on Form 10-K for such year. The stock awards in a particular year, as reflected in the SCT, are typically based on the performance of the executive and the Company during the previous fiscal year, multiple years in the case of the fiscal year ended June 30, 2026. CAP measures the awards granted during the fiscal year at the end of the fiscal year, which may represent an increase or decrease in value based on the movement in stock price during the same period.

During fiscal 2026, the SCT included stock awards for the PEO and three NEOs that were associated with past performance, sign-on upon hire and current fiscal year milestones having been reached.

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value as of Year End for Granted and Vested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Compensation Actually Paid to PEO
2026	$21,546,331	$(20,474,456)	$9,876,799	$8,848,636	$1,898,691	$(651,545)	$21,044,456
2025	$1,598,997	$(1,173,997)	$698,572	$3,183,509	$(18,090)	$(1,022,438)	$3,266,553

Non-PEO NEO Average Total Compensation Amount	[3]	$ 4,044,431	624,940	1,119,833
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 4,987,179	632,879	(366,692)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate the amounts in the “Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) our Non-CEO NEOs “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for NEO	Reported Value of Equity Awards for NEO	Fair Value as of Year End for Unvested Awards Granted During the Year	Fair Value as of Year End for Granted and Vested Awards Granted During the Year	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value Year Over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Compensation Actually Paid to NEO
2026	$4,044,431	$(3,661,459)	$2,039,853	$1,989,678	$489,770	$84,906	$4,987,179
2025	$624,940	$(307,998)	$273,547	$155,130	$4,231	$(116,971)	$632,879

Total Shareholder Return Amount		$ 9.34	5.35	4.13
Net Income (Loss) Attributable to Parent		$ (73,379,021)	$ (46,765,428)	$ (52,501,824)
PEO Name		Mr. Melsert	Mr. Melsert	Mr. Melsert
Ryan Melsert [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 21,546,331
PEO Actually Paid Compensation Amount		21,044,456
Ryan Melsert [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(20,474,456)
Ryan Melsert [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	19,972,581
Steven Wu [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		10,865,944
Non-PEO NEO Average Compensation Actually Paid Amount		12,533,299
Steven Wu [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(10,218,319)
Steven Wu [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	11,885,674
Scott Jolcover [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,071,981
Non-PEO NEO Average Compensation Actually Paid Amount		2,266,308
Scott Jolcover [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(688,881)
Scott Jolcover [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	1,883,208
Alejandro Flores Arteaga [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		195,368
Non-PEO NEO Average Compensation Actually Paid Amount		161,931
Alejandro Flores Arteaga [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(77,176)
Alejandro Flores Arteaga [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	43,740
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		21,546,331	$ 1,598,997
PEO Actually Paid Compensation Amount		21,044,456	3,266,553
PEO [Member] | Reported Value Of Equity Awards For PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(20,474,456)	(1,173,997)
PEO [Member] | Fair Value As Of Year End For Unvested Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,876,799	698,572
PEO [Member] | Fair Value As Of Year End For Granted And Vested Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,848,636	3,183,509
PEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,898,691	(18,090)
PEO [Member] | FairValueYear Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(651,545)	(1,022,438)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		4,044,431	624,940
Non-PEO NEO Average Compensation Actually Paid Amount		4,987,179	632,879
Non-PEO NEO [Member] | Reported Value Of Equity Awards For PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,661,459)	(307,998)
Non-PEO NEO [Member] | Fair Value As Of Year End For Unvested Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,039,853	273,547
Non-PEO NEO [Member] | Fair Value As Of Year End For Granted And Vested Awards During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,989,678	155,130
Non-PEO NEO [Member] | Fair Value Year Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		489,770	4,231
Non-PEO NEO [Member] | FairValueYear Over Year Increase Or Decrease In Unvested Awards Granted In Prior Years One [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 84,906	$ (116,971)

[1]	Our principal executive officer (“PEO”) for the fiscal years ended June 30, 2026, 2025 and 2024 was Mr. Melsert. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Melsert for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
[2]	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
[3]	The non-PEO NEOs for the year ended June 30, 2026 were Mr. Wu, Mr. Jolcover, and Mr. Flores. The non-PEO NEOs for the years ended June 30, 2025 and 2024 were Mr. Deutsch, Mr. Wu and Mr. Jolcover. The dollar amounts reported in this column are the average of the amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”
[4]	Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.